ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2023
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 21 -	ENTITY-WIDE DISCLOSURE

a.	Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2023	2022	2021
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$3,527	$3,249	$5,532
United States	23,937	15,616	13,716
Other	7,777	6,595	6,622
	$35,241	$25,460	$25,870

	Year ended December 31,
	2023	2022	2021
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$4,170	$3,913	$2,213
United States	58,062	40,954	34,231
Other	16,321	14,229	15,659
	$78,553	$59,096	$52,103

b.	Total long-lived assets - by geographical location were as follows:

	December 31,
	2023	2022	2021

Israel	$11,569	$10,231	$8,427
United States	35,002	41,270	26,978
Total	$46,571	$51,501	$35,405

c.	Major Customers

The Company has a single customer of MRO ) services for Aviation Components and lease(which his annual sales in 2023 constitute 12.6% from the total group sales. The Company has a single customer which his annual sales in 2022 constitute 8.4% from the total group sales. The company has a single customer which his annual sales in 2021 constitutes 12.8% from the total group sales.